Financial Instruments - Financial derivatives (Details)
€ in Millions, ¥ in Millions, £ in Millions, SFr in Millions, R$ in Millions, Kč in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 CZK (Kč)	Dec. 31, 2024 MXN ($)
Financial instruments
Derivative assets									€ 7
Derivative liabilities	€ (5)								(6)
Energy PPA
Financial instruments
Derivative liabilities	(2)
Energy PPA
Financial instruments
Derivative assets									2
US dollar | Foreign exchange rate forward
Financial instruments
Notional amount | $										$ 39
Derivative liabilities									(1)
Swiss Franc | Foreign exchange rate forward
Financial instruments
Notional amount | SFr											SFr 12
Derivative liabilities									(1)
Swiss Franc | Foreign exchange rate forward
Financial instruments
Notional amount | SFr		SFr 21
Canadian dollar | Foreign exchange rate forward I
Financial instruments
Notional amount | $			$ 562									$ 228
Derivative liabilities	(2)								(1)
Canadian dollar | Foreign exchange rate forward II
Financial instruments
Notional amount | $												1
Canadian dollar | Foreign exchange rate forward
Financial instruments
Notional amount | $												$ 240
Derivative assets									4
Pound Sterling | Foreign exchange rate forward
Financial instruments
Notional amount | £				£ 20									£ 5
Pound Sterling | Foreign exchange rate forward
Financial instruments
Notional amount | £													£ 5
Derivative assets									1
Japanese Yen | Foreign exchange rate forward
Financial instruments
Notional amount | ¥														¥ 1,200
Japanese Yen | Foreign exchange rate forward
Financial instruments
Notional amount | ¥					¥ 1,700									¥ 1,200
Australian dollar | Foreign exchange rate forward
Financial instruments
Notional amount | $															$ 9
Australian dollar | Foreign exchange rate forward
Financial instruments
Notional amount | $															$ 9
Brazilian real | Foreign exchange rate forward
Financial instruments
Notional amount | R$						R$ 95
Brazilian real | Foreign exchange rate forward
Financial instruments
Notional amount | R$																R$ 70
Czech crown | Foreign exchange rate forward
Financial instruments
Notional amount | Kč																	Kč 160
Mexican Peso | Foreign exchange rate forward
Financial instruments
Notional amount | $								$ 650										$ 50
Euro | Foreign exchange rate forward
Financial instruments
Notional amount	300								240
Derivative liabilities	€ (1)								(3)
Euro | Foreign exchange rate forward
Financial instruments
Notional amount									€ 240
Chile, Pesos | Foreign exchange rate forward
Financial instruments
Notional amount | $							$ 4,000